SEGMENTED INFORMATION - Geographic segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segmented Information
Metal sales	$ 3,303.0	$ 3,472.0
Property, plant and equipment	4,887.2	4,917.6
United States
Segmented Information
Metal sales	1,461.1	1,267.3
Property, plant and equipment	1,067.4	1,002.1
Russian Federation
Segmented Information
Metal sales	726.9	919.2
Property, plant and equipment	482.3	630.8
Brazil
Segmented Information
Metal sales	447.0	599.6
Property, plant and equipment	1,383.1	1,647.5
Chile
Segmented Information
Metal sales	52.0	219.4
Property, plant and equipment	308.8	306.6
Mauritania
Segmented Information
Metal sales	298.4	208.0
Property, plant and equipment	1,302.1	832.5
Ghana
Segmented Information
Metal sales	317.6	258.5
Property, plant and equipment	$ 343.5	427.9
Canada
Segmented Information
Property, plant and equipment		$ 70.2